FINANCIAL INSTRUMENTS (Details 2) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Disclosure of fair value measurement of assets [line items]
Term deposits	$ 9,656,320	$ 3,694,415
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	8,308,884
Term deposits	9,656,320
Investments	10,280
Total financial assets	17,975,484
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents
Term deposits
Investments
Total financial assets
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents
Term deposits
Investments
Total financial assets